Inventories, Net - Schedule of Inventories, Net (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Inventory, Net [Abstract]
Raw materials	¥ 2,670,367		¥ 11,064,697
Work in process	6,859,086		9,979,114
Finished goods	4,163,921		8,822,607
Inventories, net	¥ 13,693,374	$ 1,948,181	¥ 29,866,418